Other Receivables and Other Payables - Schedule of Accrued Liabilities & Other Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Accrued liabilities & other payables
Employee benefits payable	RM 405,792	$ 90,773	RM 691,241
Lease payable	8,757	1,959	1,600
Accrued operating expenses	749,764	167,718
Utilities fee payable	8,424	1,884
Accrued liabilities & other payables	RM 1,172,737	$ 262,334	RM 692,841